Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AIM INVESTMENT SECURITIES FUNDS (INVESCO INVESTMENT SECURITIES FUNDS)
Prospectus Date	rr_ProspectusDate	Nov. 22, 2019
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2019